Note 5 - Operating Segment Reporting - Total Assets Operating Segment (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Operating Segments Reporting
Factors Used To Identify Entities Reportable Segments	Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.
Description Of Types Of Products And Services From Which Each Reportable Segment Derives Its Revenues	As of June 30, 2019, the reporting structure of the BBVA Group’s business areas differs from the one presented at the end of the year 2018, as a result of the integration of the Non-Core Real Estate business area into Banking Activity in Spain, which has been renamed “Spain”. Additionally, balance sheet intra-group adjustments between Corporate Center and the operating segments have been reallocated to the corresponding operating segments. In addition, certain expenses related to global projects and activities have been reallocated between the Corporate Center and the corresponding operating segments. In order to make the information as of and for the six months ended June 30, 2019 comparable as required by IFRS 8 “Information by business segments”, figures as of December 31, 2018 and for the six months ended June 30, 2018 have been restated in conformity with the new segment reporting structure. The BBVA Group's operating segments are summarized below: Spain Includes mainly the banking and insurance business that the Group carries out in Spain. The United States Includes the financial business activity of BBVA USA in the country and the activity of the branch of BBVA Spain in New York. Mexico Includes banking and insurance businesses in this country as well as the activity of its branch in Houston. Turkey Reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands. South America Includes basically the Group´s banking and insurance businesses in the region. Rest of Eurasia Includes the banking business activity carried out by the Group in Europe, excluding Spain, and in Asia. Lastly, Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function; management of structural exchange rate positions; some equity instruments issuances to ensure an adequate management of the Group's global solvency. It also includes portfolios whose management is not linked to customer relationships, such as industrial holdings, certain tax assets and liabilities; funds due to commitments to employees; goodwill and other intangible assets. The breakdown of the BBVA Group’s total assets by operating segments as of June 30, 2019 and December 31, 2018, is as follows: The attributable profit and main earnings figures in the consolidated income statements as of June 30, 2019 and 2018 by operating segments are as follows:
Total Assets Line Items
Contributed To Consolidated Group Assets	€ 697,626	€ 676,689
Banking Activity in Spain [Member]
Total Assets Line Items
Contributed To Consolidated Group Assets	368,982	354,901
United States [Member]
Total Assets Line Items
Contributed To Consolidated Group Assets	86,229	82,057
Turkey Member
Total Assets Line Items
Contributed To Consolidated Group Assets	64,641	66,250
Mexico [Member]
Total Assets Line Items
Contributed To Consolidated Group Assets	105,366	97,432
South America Member
Total Assets Line Items
Contributed To Consolidated Group Assets	56,433	54,373
Rest Of EuroAsia [Member]
Total Assets Line Items
Contributed To Consolidated Group Assets	20,209	18,834
Subtotal [Member]
Total Assets Line Items
Contributed To Consolidated Group Assets	701,860	673,848
Corporate Center and Other Adjustments [Member]
Total Assets Line Items
Contributed To Consolidated Group Assets	(4,234)	2,841
Total
Total Assets Line Items
Contributed To Consolidated Group Assets	€ 697,626	€ 676,689